Equity - Treasury Stock - Tabular Disclosure - Value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity
Balance at beginning of the year	€ (3,633,965)	€ (3,727,978)
Balance at end of the year	(4,696,604)	(3,633,965)
Treasury stock
Equity
Balance at beginning of the year	62,422	68,710
Balance at end of the year	55,441	62,422
Treasury stock | Class B, Preference shares
Equity
Balance at beginning of the year	62,422	68,710
Disposal of shares	(6,981)	(6,288)
Balance at end of the year	€ 55,441	€ 62,422